Other intangible assets (Details 1) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₨ 36,951		₨ 30,849
Ending balance	96,803	$ 1,134	36,951
In-process research and development assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	683		663
Add: Additions during the year	85		206
Less: Capitalizations during the year	(70)		(192)
Less: Impairments during the year	(43)		0
Effect of changes in exchange rates	7		6
Ending balance	₨ 662		₨ 683